Stock Option Plan - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) - (Predecessor) - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 29, 2015	Jul. 06, 2017	Aug. 26, 2017	Dec. 27, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average grant date fair value per share of options granted (in dollars per share)	$ 142.28	$ 261.80	$ 261.80	$ 142.28
Intrinsic value of options exercised	$ 11	$ 11,106	$ 326	$ 1,023
Fair value of shares vested	757	0	2,145	1,485
Tax benefit related to stock option expense	$ 20	$ 910	$ 595	$ 395